UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                            United Association Funds
                                  P.O. Box 8635
                              Boston, MA 02266-8635
                     (Name and address of agent for service)

                  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA
                              CODE: 1-888-766-8043

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                     DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JULY 31, 2004 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND

------------------------------------------------------

                                           Market
Description                   Shares        Value
------------------------------------------------------

COMMON STOCK (96.4%)

------------------------------------------------------
 AEROSPACE & DEFENSE (1.7%)
------------------------------------------------------
 Boeing                        66,853   $ 3,392,790
 General Dynamics              15,783     1,559,676
 Goodrich                       9,325       301,477
 Lockheed Martin               35,585     1,885,649
 Northrop Grumman              28,506     1,499,416
 Raytheon                      35,497     1,190,924
 Rockwell Collins              14,060       481,133
 United Technologies           40,752     3,810,312
                                        ------------
                                         14,121,377
                                        ------------
------------------------------------------------------
 AIR TRANSPORTATION (0.7%)
------------------------------------------------------
 Delta Air Lines*               9,873        51,241
 FedEx                         23,686     1,939,410
 Honeywell International       68,095     2,561,053
 Southwest Airlines            62,654       906,603
 Textron                       10,912       668,906
                                        ------------
                                          6,127,213
                                        ------------
------------------------------------------------------
 APPAREL/TEXTILES (0.4%)
------------------------------------------------------
 Cintas                        13,574       569,565
 Jones Apparel Group           10,000       373,500
 Liz Claiborne                  8,797       318,364
 Nike, Cl B                    20,932     1,521,966
 Reebok International           4,755       161,955
 VF                             8,712       435,687
                                        ------------
                                          3,381,037
                                        ------------
------------------------------------------------------
 AUTOMOTIVE (0.9%)
------------------------------------------------------
 Cooper Tire & Rubber           5,881       137,909
 Dana                          11,817       227,950
 Delphi                        44,430       422,529
 Ford Motor                   145,169     2,136,888
 General Motors                44,769     1,931,335
 Genuine Parts                 13,832       521,881
 Goodyear Tire & Rubber*       13,903       152,238
 ITT Industries                 7,344       587,153
 Navistar International*        5,536       199,019
 Paccar                        13,911       834,103
 Visteon                       10,263       105,504
                                        ------------
                                          7,256,509
                                        ------------
------------------------------------------------------
 BANKS (8.0%)
------------------------------------------------------
 AmSouth Bancorporation        27,930       685,123
 Bank of America              161,658    13,742,547
 Bank of New York              61,651     1,771,233
 BB&T                          44,489     1,723,059
 Charter One Financial         17,745       788,055
 Comerica                      13,736       803,144
 Fifth Third Bancorp           44,629     2,202,887
 First Horizon National         9,831       426,174
 Golden West Financial         12,103     1,293,932
 Huntington Bancshares         18,190       444,927
 JPMorgan Chase               282,540    10,547,218
 Keycorp                       32,536       981,936
 M&T Bank                       9,399       876,269
 Marshall & Ilsley             17,614       676,554
 Mellon Financial              33,658       924,922
 National City                 53,723     1,960,889
 North Fork Bancorporation     13,715       535,571


------------------------------------------------------

                                           Market
Description                   Shares        Value
------------------------------------------------------
------------------------------------------------------
BANKS -- (CONTINUED)
------------------------------------------------------
 Northern Trust                17,475  $    701,272
 PNC Financial Services
 Group                         22,363     1,131,568
 Regions Financial             36,553     1,085,259
 SouthTrust                    26,149     1,014,320
 Sovereign Bancorp             27,165       591,382
 State Street                  26,635     1,140,244
 SunTrust Banks                22,394     1,476,884
 Synovus Financial             24,166       615,508
 US Bancorp                   150,283     4,253,009
 Wachovia                     104,248     4,619,229
 Washington Mutual             68,579     2,660,865
 Wells Fargo                  133,807     7,681,860
 Zions Bancorporation           7,099       429,490
                                        ------------
                                         67,785,330
                                        ------------
------------------------------------------------------
 BEAUTY PRODUCTS (2.4%)
------------------------------------------------------
 Alberto-Culver                 7,174       334,452
 Avon Products                 37,415     1,609,219
 Colgate-Palmolive             42,190     2,244,508
 Gillette                      79,566     3,101,483
 International Flavors &
 Fragrances                     7,482       273,392
 Kimberly-Clark                39,750     2,546,782
 Procter & Gamble             203,825    10,629,474
                                        ------------
                                         20,739,310
                                        ------------
------------------------------------------------------
 BROADCASTING, NEWSPAPERS & ADVERTISING (1.8%)
------------------------------------------------------
 Clear Channel
 Communications                48,708     1,738,876
 Comcast, Cl A*               177,805     4,871,857
 Interpublic Group*            33,217       424,845
 Omnicom Group                 14,990     1,079,580
 Time Warner*                 361,528     6,019,441
 Univision Communications,
 Cl A*                         25,644       742,907
                                        ------------
                                         14,877,506
                                        ------------
------------------------------------------------------
 BUILDING & CONSTRUCTION (0.4%)
------------------------------------------------------
 American Standard*            17,052       646,100
 Centex                         9,781       414,910
 KB Home                        3,704       237,241
 Masco                         34,732     1,050,296
 Pulte Homes                   10,052       549,141
 Vulcan Materials               8,096       385,532
                                        ------------
                                          3,283,220
                                        ------------
------------------------------------------------------
 BUSINESS SERVICES (2.5%)
------------------------------------------------------
 Automatic Data Processing     46,819     1,965,462
 Cendant                       80,875     1,850,420
 Convergys*                    11,363       150,446
 Deluxe                         3,956       174,262
 eBay*                         52,123     4,082,794
 First Data                    69,179     3,086,075
 Fiserv*                       15,458       529,591
 Fluor                          6,583       299,856
 H&R Block                     13,874       681,630
 Monster Worldwide*             9,293       205,282
 Paychex                       29,945       919,611



-------------------------------------[1]----------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JULY 31, 2004 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND

------------------------------------------------------

                                           Market
Description                   Shares        Value
------------------------------------------------------
------------------------------------------------------
BUSINESS SERVICES -- (CONTINUED)
------------------------------------------------------
 Robert Half International     13,606  $    378,519
 Sabre Holdings, Cl A          11,025       281,468
 United Parcel Service, Cl B   89,374     6,431,353
                                        ------------
                                         21,036,769
                                        ------------
------------------------------------------------------
 CHEMICALS (1.4%)
------------------------------------------------------
 Air Products & Chemicals      18,022       932,638
 Ashland                        5,580       291,667
 Dow Chemical                  74,230     2,961,035
 Eastman Chemical               6,140       274,335
 Ecolab                        20,374       621,407
 EI Du Pont de Nemours         79,311     3,400,063
 Engelhard                      9,853       289,678
 Great Lakes Chemical           4,024        96,496
 Hercules*                      8,719       102,971
 Monsanto                      21,058       763,563
 PPG Industries                13,604       801,956
 Rohm & Haas                   17,771       696,623
 Sigma-Aldrich                  5,482       314,886
                                        ------------
                                         11,547,318
                                        ------------
------------------------------------------------------
 COMPUTERS & SERVICES (5.6%)
------------------------------------------------------
 Affiliated Computer
 Services, Cl A*               10,786       559,793
 Apple Computer*               30,134       974,534
 Autodesk                       9,000       361,800
 Cisco Systems*               536,124    11,183,547
 Computer Sciences*            14,873       702,749
 Dell*                        200,050     7,095,774
 Electronic Data Systems       38,407       709,761
 EMC*                         193,780     2,125,767
 Gateway*                      29,527       132,872
 Hewlett-Packard              241,786     4,871,988
 International Business
 Machines                     133,635    11,635,599
 Lexmark International*        10,302       911,727
 NCR*                           7,501       348,271
 Network Appliance*            27,555       532,087
 Sun Microsystems*            263,727     1,041,722
 Sungard Data Systems*         23,004       536,223
 Symbol Technologies           18,594       243,395
 Unisys*                       26,429       270,633
 Yahoo!*                      106,783     3,288,916
                                        ------------
                                         47,527,158
                                        ------------
------------------------------------------------------
 CONTAINERS & PACKAGING (0.1%)
------------------------------------------------------
 Ball                           4,469       322,572
 Bemis                          8,478       224,497
 Pactiv*                       12,146       286,403
 Sealed Air*                    6,686       317,184
                                        ------------
                                          1,150,656
                                        ------------
------------------------------------------------------
 DIVERSIFIED MANUFACTURING (4.4%)
------------------------------------------------------
 Cooper Industries Ltd.,
 Cl A                           7,335       417,142
 Crane                          4,721       131,338
 Eaton                         11,941       771,866
 General Electric             836,864    27,825,728
 Illinois Tool Works           24,561     2,223,262
 Ingersoll-Rand, Cl A          13,741       943,869



------------------------------------------------------

                                           Market
Description                   Shares        Value
------------------------------------------------------
------------------------------------------------------
DIVERSIFIED MANUFACTURING -- (CONTINUED)
------------------------------------------------------
 Tyco International Ltd.      159,019  $  4,929,589
                                        ------------
                                         37,242,794
                                        ------------
------------------------------------------------------
 DRUGS (0.1%)
------------------------------------------------------
 Gilead Sciences*              16,994     1,098,492
                                        ------------
------------------------------------------------------
 EDUCATION (0.1%)
------------------------------------------------------
 Apollo Group, Cl A*           14,000     1,169,700
                                        ------------
------------------------------------------------------
 ELECTRICAL SERVICES (2.9%)
------------------------------------------------------
 AES*                          50,522       487,537
 Allegheny Energy*             10,067       149,394
 Ameren                        15,275       682,640
 American Electric Power       31,371       975,952
 American Power Conversion     15,873       239,682
 Calpine*                      32,989       127,338
 Centerpoint Energy            24,358       282,796
 Cinergy                       14,264       545,598
 CMS Energy*                   12,968       117,101
 Consolidated Edison           19,105       782,732
 Constellation Energy
 Group                         13,360       515,028
 Dominion Resources            25,891     1,643,043
 DTE Energy                    13,752       552,418
 Duke Energy                   72,542     1,559,653
 Edison International          25,834       692,351
 Emerson Electric              33,451     2,030,476
 Entergy                       18,258     1,049,835
 Exelon                        52,409     1,829,074
 FirstEnergy                   26,153     1,022,582
 FPL Group                     14,654       986,654
 NiSource                      20,886       432,340
 PG&E*                         33,226       948,270
 Pinnacle West Capital          7,244       293,382
 PPL                           14,100       653,535
 Progress Energy               19,551       823,879
 Progress Energy* (CVO) (B)     7,250            --
 Public Service Enterprise
 Group                         18,761       731,679
 Sempra Energy                 18,218       651,294
 Southern                      58,474     1,712,119
 TECO Energy                   14,936       192,674
 TXU                           24,092       955,489
 Xcel Energy                   31,660       541,386
                                        ------------
                                         24,207,931
                                        ------------
------------------------------------------------------
 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (0.3%)
------------------------------------------------------
 Jabil Circuit*                15,915       346,151
 Molex                         15,036       435,443
 Parker Hannifin                9,480       543,962
 Power-One*                     6,636        58,198
 Sanmina-SCI*                  41,304       303,171
 Solectron*                    76,232       419,276
 Thomas & Betts*                4,659       122,532
                                        ------------
                                          2,228,733
                                        ------------
------------------------------------------------------
 ENTERTAINMENT (1.0%)
------------------------------------------------------
 Brunswick                      7,510       293,115
 Carnival                      50,166     2,338,237
 Harrah's Entertainment         8,945       415,853
 Hasbro                        13,985       254,108



-------------------------------------[2]----------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JULY 31, 2004 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND

------------------------------------------------------

                                           Market
Description                   Shares        Value
------------------------------------------------------
------------------------------------------------------
ENTERTAINMENT -- (CONTINUED)
------------------------------------------------------
 International Game
 Technology                    27,666  $    894,718
 Mattel                        33,492       586,780
 Walt Disney                  162,720     3,757,205
                                        ------------
                                          8,540,016
                                        ------------
------------------------------------------------------
 ENVIRONMENTAL SERVICES (0.2%)
------------------------------------------------------
 Allied Waste Industries*      25,158       232,460
 Waste Management              46,031     1,295,312
                                        ------------
                                          1,527,772
                                        ------------
------------------------------------------------------
 FINANCIAL SERVICES (6.8%)
------------------------------------------------------
 American Express             101,324     5,091,531
 Bear Stearns                   8,320       694,054
 Capital One Financial         19,011     1,317,842
 Charles Schwab               108,218       950,154
 Citigroup                    410,051    18,079,149
 Countrywide Credit
 Industry                      22,153     1,597,231
 E*Trade Financial*            28,976       320,764
 Equifax                       10,861       261,967
 Fannie Mae                    76,841     5,452,637
 Federated Investors, Cl B      8,572       240,959
 Franklin Resources            19,822       956,411
 Freddie Mac                   54,589     3,510,619
 Goldman Sachs Group           38,264     3,374,502
 Janus Capital Group           18,979       251,662
 Lehman Brothers Holdings      21,956     1,539,116
 MBNA                         101,307     2,501,270
 Merrill Lynch                 76,198     3,788,565
 Moody's                       11,870       808,347
 Morgan Stanley                87,157     4,299,455
 Providian Financial*          23,088       319,538
 SLM                           34,805     1,319,806
 T Rowe Price Group            10,045       464,280
                                        ------------
                                         57,139,859
                                        ------------
------------------------------------------------------
 FOOD, BEVERAGE & TOBACCO (5.2%)
------------------------------------------------------
 Adolph Coors, Cl B             2,947       202,636
 Altria Group                 162,610     7,740,236
 Anheuser-Busch                63,767     3,309,507
 Archer-Daniels-Midland        51,537       795,216
 Brown-Forman, Cl B             9,630       447,891
 Campbell Soup                 32,586       833,876
 Coca-Cola                    193,127     8,470,550
 Coca-Cola Enterprises         37,272       760,349
 ConAgra Foods                 41,898     1,089,348
 General Mills                 29,967     1,345,518
 Hershey Foods                 20,566       996,217
 HJ Heinz                      27,918     1,029,895
 Kellogg                       32,561     1,356,491
 McCormick                     10,903       390,000
 Pepsi Bottling Group          20,420       568,697
 PepsiCo                      135,352     6,767,600
 Reynolds American*            11,891       855,558
 Safeway*                      35,388       747,748
 Sara Lee                      62,666     1,376,145
 Starbucks*                    31,441     1,476,469
 Supervalu                     10,689       305,278
 Sysco                         50,701     1,746,650


------------------------------------------------------

                                           Market
Description                   Shares        Value
------------------------------------------------------
------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- (CONTINUED)
------------------------------------------------------
 UST                           13,124  $    498,056
 Wm. Wrigley Jr.               17,809     1,075,664
                                        ------------
                                         44,185,595
                                        ------------
------------------------------------------------------
 GAS/NATURAL GAS (0.4%)
------------------------------------------------------
 Dynegy, Cl A*                 30,048       126,202
 El Paso                       50,826       401,017
 KeySpan                       12,700       457,073
 Kinder Morgan                  9,838       590,378
 Nicor                          3,493       115,653
 Peoples Energy                 2,977       116,103
 Praxair                       25,767     1,016,508
 Williams                      41,217       500,787
                                        ------------
                                          3,323,721
                                        ------------
------------------------------------------------------
 HOTELS & LODGING (0.3%)
------------------------------------------------------
 Hilton Hotels                 30,398       541,996
 Marriott International,
 Cl A                          17,935       875,228
 Starwood Hotels & Resorts
 Worldwide                     16,413       738,585
                                        ------------
                                          2,155,809
                                        ------------
------------------------------------------------------
 HOUSEHOLD PRODUCTS (0.4%)
------------------------------------------------------
 Black & Decker                 6,278       438,895
 Clorox                        16,821       837,181
 Fortune Brands                11,596       836,999
 Leggett & Platt               15,222       411,755
 Maytag                         6,258       128,289
 Newell Rubbermaid             21,789       470,643
 Stanley Works                  6,475       274,540
 Whirlpool                      5,470       341,547
                                        ------------
                                          3,739,849
                                        ------------
------------------------------------------------------
 INSURANCE (4.9%)
------------------------------------------------------
 ACE Ltd.                      22,451       911,286
 Aetna                         12,083     1,036,721
 Aflac                         40,327     1,598,562
 Allstate                      55,712     2,622,921
 AMBAC Financial Group          8,595       611,191
 American International
 Group                        206,808    14,610,985
 AON                           24,985       660,603
 Chubb                         15,043     1,034,658
 Cigna                         11,212       695,256
 Cincinnati Financial          13,341       532,039
 Hartford Financial
 Services Group                23,155     1,507,391
 Humana*                       12,803       231,862
 Jefferson-Pilot               11,087       534,172
 Lincoln National              14,137       617,787
 Loews                         14,708       832,914
 Marsh & McLennan              41,493     1,841,459
 MBIA                          11,449       618,017
 Metlife                       59,931     2,137,739
 MGIC Investment                7,833       556,143
 Principal Financial
 Group*                        25,310       860,287
 Progressive                   17,238     1,320,776
 Prudential Financial          41,707     1,941,878
 Safeco                        11,046       519,825



-------------------------------------[3]----------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JULY 31, 2004 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND

------------------------------------------------------

                                           Market
Description                   Shares        Value
------------------------------------------------------
------------------------------------------------------
INSURANCE -- (CONTINUED)
------------------------------------------------------
 St Paul Travelers             52,895  $  1,960,818
 Torchmark                      8,826       461,423
 UnumProvident                 23,493       374,713
 Xl Capital Ltd., Cl A         10,952       774,087
                                        ------------
                                         41,405,513
                                        ------------
------------------------------------------------------
 LEASING & RENTING (0.0%)
------------------------------------------------------
 Ryder System                   5,187       222,522
                                        ------------
------------------------------------------------------
 MACHINERY (0.6%)
------------------------------------------------------
 Caterpillar                   27,110     1,992,314
 Cummins                        3,417       237,242
 Deere                         19,738     1,239,744
 Dover                         16,116       639,483
 Pall                           9,919       229,823
 Rockwell Automation           14,739       551,386
                                        ------------
                                          4,889,992
                                        ------------
------------------------------------------------------
 MEASURING DEVICES (0.7%)
------------------------------------------------------
 Agilent Technologies*         38,175       908,947
 Applera                       16,004       331,123
 Danaher                       24,419     1,236,822
 Johnson Controls              15,067       850,532
 Kla-Tencor*                   15,587       642,340
 Millipore*                     3,912       206,123
 PerkinElmer                   10,126       178,015
 Snap-On                        4,610       148,027
 Tektronix                      6,711       204,015
 Teradyne*                     15,381       263,015
 Thermo Electron*              13,140       337,961
 Waters*                        9,477       415,851
                                        ------------
                                          5,722,771
                                        ------------
------------------------------------------------------
 MEDICAL PRODUCTS & SERVICES (6.2%)
------------------------------------------------------
 Allergan                      10,415       787,791
 AmerisourceBergen              8,905       481,404
 Amgen*                       100,830     5,735,210
 Anthem*                       10,992       906,510
 Bausch & Lomb                  4,199       258,617
 Baxter International          48,599     1,461,372
 Becton Dickinson              20,083       948,520
 Biogen Idec*                  26,940     1,616,400
 Biomet                        20,173       887,410
 Boston Scientific*            66,215     2,533,386
 C.R. Bard                      8,273       456,670
 Cardinal Health               34,126     1,518,607
 Caremark Rx*                  36,267     1,106,144
 Chiron*                       14,982       686,625
 Express Scripts*               6,179       405,342
 Guidant                       24,870     1,375,808
 HCA                           38,506     1,488,257
 Health Management
 Associates, Cl A              19,272       386,596
 Hospira*                      12,373       320,585
 IMS Health                    18,632       451,640
 Johnson & Johnson            235,383    13,009,618
 Manor Care                     7,048       220,250
 McKesson                      23,217       746,891
 Medco Health Solutions*       21,493       651,238



------------------------------------------------------

                                           Market
Description                   Shares        Value
------------------------------------------------------
------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- (CONTINUED)
------------------------------------------------------
 Medtronic                     96,117  $  4,774,131
 Quest Diagnostics              8,204       673,384
 St. Jude Medical*             13,968       951,640
 Stryker                       31,731     1,512,934
 Tenet Healthcare*             36,908       412,632
 UnitedHealth Group            52,648     3,311,559
 WellPoint Health
 Networks*                     12,341     1,247,675
 Zimmer Holdings*              19,349     1,476,522
                                        ------------
                                         52,801,368
                                        ------------
------------------------------------------------------
 METAL / MINING OTHER (0.7%)
------------------------------------------------------
 Alcoa                         68,936     2,208,020
 Allegheny Technologies         7,396       148,290
 Freeport-McMoRan Copper &
 Gold, Cl B                    14,038       489,224
 Newmont Mining                35,130     1,421,711
 Nucor                          6,259       523,566
 Phelps Dodge                   7,414       577,847
 United States Steel            8,984       342,650
 Worthington Industries         6,875       140,800
                                        ------------
                                          5,852,108
                                        ------------
------------------------------------------------------
 MOTORCYCLES, BICYCLES & PARTS (0.2%)
------------------------------------------------------
 Harley-Davidson               23,402     1,401,078
                                        ------------
------------------------------------------------------
 OFFICE EQUIPMENT & SUPPLIES (0.9%)
------------------------------------------------------
 3M                            62,015     5,107,555
 Avery Dennison                 8,759       530,533
 Pitney Bowes                  18,326       773,357
 Xerox*                        63,452       879,445
                                        ------------
                                          7,290,890
                                        ------------
------------------------------------------------------
 PAPER & PAPER PRODUCTS (0.6%)
------------------------------------------------------
 Boise Cascade                  6,951       224,170
 Georgia-Pacific               20,215       679,224
 International Paper           38,494     1,664,096
 Louisiana-Pacific              8,627       204,287
 MeadWestvaco                  15,980       477,163
 Temple-Inland                  4,389       299,549
 Weyerhaeuser                  19,121     1,185,502
                                        ------------
                                          4,733,991
                                        ------------
------------------------------------------------------
 PETROLEUM & FUEL PRODUCTS (6.5%)
------------------------------------------------------
 Amerada Hess                   7,138       594,952
 Anadarko Petroleum            19,971     1,194,066
 Apache                        25,788     1,199,916
 Baker Hughes                  26,411     1,064,363
 BJ Services*                  12,758       633,562
 Burlington Resources          31,457     1,200,714
 ChevronTexaco                 84,845     8,115,424
 ConocoPhillips                54,380     4,283,513
 Devon Energy                  19,014     1,321,283
 EOG Resources                  9,242       587,329
 Exxon Mobil                  518,566    24,009,606
 Halliburton                   34,899     1,108,043
 Kerr-McGee                    11,863       622,807
 Marathon Oil                  27,388     1,031,706
 Nabors Industries Ltd.*       11,780       547,770
 Noble*                        10,691       413,956



-------------------------------------[4]----------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JULY 31, 2004 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND

------------------------------------------------------

                                           Market
Description                   Shares        Value
------------------------------------------------------
------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- (CONTINUED)
------------------------------------------------------
 Occidental Petroleum          31,018  $  1,528,257
 Rowan*                         8,389       204,859
 Schlumberger                  46,715     3,004,709
 Sunoco                         5,992       408,475
 Transocean*                   25,437       722,411
 Unocal                        20,897       809,968
 Valero Energy                 10,207       764,708
                                        ------------
                                         55,372,397
                                        ------------
------------------------------------------------------
 PHARMACEUTICALS (6.0%)
------------------------------------------------------
 Abbott Laboratories          123,668     4,866,336
 Bristol-Myers Squibb         154,170     3,530,493
 Eli Lilly                     89,558     5,706,636
 Forest Laboratories*          29,326     1,474,804
 Genzyme*                      17,961       921,040
 King Pharmaceuticals*         19,139       216,079
 Medimmune*                    19,724       454,441
 Merck                        176,193     7,990,352
 Mylan Laboratories            21,294       315,577
 Pfizer                       605,032    19,336,823
 Schering-Plough              116,705     2,271,079
 Watson Pharmaceuticals*        8,632       217,613
 Wyeth                        105,734     3,742,984
                                        ------------
                                         51,044,257
                                        ------------
------------------------------------------------------
 PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.1%)
------------------------------------------------------
 Eastman Kodak                 22,726       602,012
                                        ------------
------------------------------------------------------
 PRINTING & PUBLISHING (1.2%)
------------------------------------------------------
 Dow Jones                      6,485       274,834
 Gannett                       21,606     1,796,323
 Knight-Ridder                  6,240       410,530
 McGraw-Hill                   15,105     1,133,781
 Meredith                       3,984       210,674
 New York Times, Cl A          11,790       490,464
 RR Donnelley & Sons           17,225       546,722
 Tribune                       25,981     1,102,893
 Viacom, Cl B                 137,380     4,614,594
                                        ------------
                                         10,580,815
                                        ------------
------------------------------------------------------
 RAILROADS (0.4%)
------------------------------------------------------
 Burlington Northern Santa
 Fe                            29,407     1,043,360
 CSX                           17,022       532,789
 Norfolk Southern              31,087       829,712
 Union Pacific                 20,547     1,157,618
                                        ------------
                                          3,563,479
                                        ------------
------------------------------------------------------
 REAL ESTATE INVESTMENT TRUSTS (0.4%)
------------------------------------------------------
 Apartment Investment &
 Management, Cl A               7,463       238,592
 Equity Office Properties
 Trust                         32,001       830,426
 Equity Residential            22,216       656,483
 Plum Creek Timber             14,529       455,920
 Prologis                      14,380       489,495



------------------------------------------------------

                                           Market
Description                   Shares        Value
------------------------------------------------------
------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
------------------------------------------------------
 Simon Property Group          16,500  $    851,565
                                        ------------
                                          3,522,481
                                        ------------
------------------------------------------------------
 RETAIL (6.7%)
------------------------------------------------------
 Albertson's                   29,163       711,286
 Autonation*                   21,200       341,744
 Autozone*                      6,592       508,902
 Bed Bath & Beyond*            23,825       843,167
 Best Buy                      25,729     1,239,109
 Big Lots*                      9,134       111,800
 Circuit City Stores           15,762       222,244
 Costco Wholesale              36,394     1,479,780
 CVS                           31,502     1,318,989
 Darden Restaurants            12,765       272,277
 Dillard's, Cl A                6,622       150,915
 Dollar General                26,142       504,541
 Family Dollar Stores          13,600       378,896
 Federated Department
 Stores                        14,257       683,195
 Gap                           71,380     1,620,326
 Home Depot                   176,246     5,943,015
 JC Penney                     22,370       894,800
 Kohl's*                       27,037     1,237,213
 Kroger*                       58,876       930,241
 Limited                       37,367       763,781
 Lowe's                        62,337     3,037,059
 May Department Stores         23,061       611,808
 McDonald's                    99,831     2,745,352
 Nordstrom                     11,031       484,261
 Office Depot*                 24,808       406,851
 RadioShack                    12,753       356,446
 Sears Roebuck                 16,872       618,865
 Sherwin-Williams              11,354       458,475
 Staples                       39,439     1,138,998
 Target                        72,428     3,157,861
 Tiffany                       11,608       414,986
 TJX                           39,244       921,057
 Toys "R" Us*                  16,965       279,244
 Wal-Mart Stores              340,059    18,026,528
 Walgreen                      81,239     2,957,100
 Wendy's International          9,045       323,540
 Winn-Dixie Stores             11,272        71,239
 Yum! Brands                   22,947       880,935
                                        ------------
                                         57,046,826
                                        ------------
------------------------------------------------------
 SEMI-CONDUCTORS/INSTRUMENTS (3.1%)
------------------------------------------------------
 Advanced Micro Devices*       28,036       350,170
 Altera*                       29,682       617,979
 Analog Devices                29,802     1,183,139
 Applied Materials*           133,670     2,268,380
 Applied Micro Circuits*       24,718        88,985
 Broadcom, Cl A*               24,905       880,641
 Intel                        512,853    12,503,356
 JDS Uniphase*                114,192       393,962
 Linear Technology             24,534       959,279
 LSI Logic*                    30,298       154,217
 Maxim Integrated Products     25,551     1,229,003
 Micron Technology*            48,410       654,987
 National Semiconductor*       28,447       487,866



-------------------------------------[5]----------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JULY 31, 2004 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND

------------------------------------------------------

                                          Market
Description                  Shares        Value
------------------------------------------------------
------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- (CONTINUED)
------------------------------------------------------
 Novellus Systems*             11,724  $    316,548
 Nvidia*                       13,157       202,618
 PMC - Sierra*                 14,004       166,368
 QLogic*                        7,392       180,734
 Texas Instruments            137,261     2,927,777
 Xilinx*                       27,522       809,973
                                        ------------
                                         26,375,982
                                        ------------
------------------------------------------------------
 SOFTWARE (4.3%)
------------------------------------------------------
 Adobe Systems                 18,930       798,467
 BMC Software*                 17,667       277,018
 Citrix Systems*               13,496       237,799
 Computer Associates
 International                 46,370     1,170,379
 Compuware*                    30,620       151,263
 Electronic Arts*              24,001     1,203,170
 Intuit*                       15,188       568,639
 Mercury Interactive*           7,310       267,254
 Microsoft                    855,921    24,359,512
 Novell*                       30,660       209,714
 Oracle*                      411,915     4,329,227
 Parametric Technology*        21,256        96,502
 Peoplesoft*                   28,931       521,337
 Siebel Systems*               39,850       321,191
 Symantec*                     24,726     1,156,188
 Veritas Software*             34,241       652,633
                                        ------------
                                         36,320,293
                                        ------------
------------------------------------------------------
 TELEPHONES & TELECOMMUNICATIONS (4.9%)
------------------------------------------------------
 ADC Telecommunications*       64,138       153,931
 Alltel                        24,435     1,270,620
 Andrew*                       12,738       138,207
 AT&T                          62,950       950,545
 AT&T Wireless Services*      216,255     3,122,722
 Avaya*                        35,181       515,402
 BellSouth                    145,448     3,940,186
 CenturyTel                    11,011       341,231
 Ciena*                        45,012       126,934
 Citizens Communications*      22,792       328,205
 Comverse Technology*          15,512       264,635
 Corning*                     108,803     1,344,805
 Lucent Technologies*         339,810     1,036,420
 Motorola                     185,873     2,960,957
 Nextel Communications*        87,997     2,002,812
 Qualcomm                      64,241     4,437,768
 Qwest Communications
 International*               141,482       550,365
 SBC Communications           262,602     6,654,335
 Scientific-Atlanta            12,145       373,459
 Sprint-FON Group             113,094     2,112,596
 Tellabs*                      32,969       293,754



------------------------------------------------------

                                           Market
Description                   Shares        Value
------------------------------------------------------
------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS -- (CONTINUED)
------------------------------------------------------
 Verizon Communications       219,660  $  8,465,696
                                        ------------
                                         41,385,585
                                        ------------
------------------------------------------------------
 WHOLESALE (0.0%)
------------------------------------------------------
 W.W. Grainger                  7,205       381,505
                                        ------------
TOTAL COMMON STOCK
  (Cost $820,809,424)                   815,909,539
                                        ------------
EXCHANGE TRADED FUND (0.9%)
 SPDR Trust, Ser 1*            68,000     7,535,760
                                        ------------
TOTAL EXCHANGE TRADED FUND
  (Cost $6,846,524)                       7,535,760
                                        ------------
RIGHTS (0.0%)
 Seagate* (A)                  15,971         4,537
                                        ------------
TOTAL RIGHTS
  (Cost $0)                                   4,537
                                        ------------
CASH EQUIVALENT (0.3%)
 Goldman Financial Prime
 Obligation Money Market
 Fund                       2,903,729     2,903,729
                                        ------------
TOTAL CASH EQUIVALENT
    (Cost $2,903,729)                     2,903,729
                                        ------------

TOTAL INVESTMENTS (97.6%)
  (Cost $830,559,677)                  $826,353,565
                                        ============

PERCENTAGES ARE BASED ON NET ASSETS OF $846,320,125.
* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY WAS ISSUED FOR POSSIBLE SETTLEMENT OF
PENDING LITIGATION AND DOES NOT HAVE AN EXPIRATION DATE.
(B) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH
SECURITIES AS OF JULY 31, 2004 WAS $0.
CL -- CLASS
CVO -- CONTINGENT VALUE OBLIGATION
LTD. -- LIMITED
SER -- SERIES
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS

At July 31, 2004, the tax basis cost of the Fund's investments was $831,082,757, and the unrealized appreciation and depreciation were $141,489,441 and $(146,218,633), respectively.

At July 31, 2004 the Fund had the following open long S&P
500 Index contracts.
-------------- -------------- ------------ --------------
NUMBER OF       CONTRACT       EXPIRATION   UNREALIZED
CONTRACTS       VALUE          DATE         DEPRECIATION
-------------- -------------- ------------ --------------
80              $22,022,000    9/17/04      $(45,148)
-------------- -------------- ------------ --------------

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING
VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING
POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL
OR ANNUAL FINANCIAL STATEMENTS.



-------------------------------------[6]----------------------------------------

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 09/20/04

By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        ------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 09/20/04
* Print the name and title of each signing officer under his or her signature.